ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION [Text Block]
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization
The Company was incorporated in the Province of British Columbia, Canada on June 16, 1995. The Company is in the business of mineral exploration.

Exploration Stage Activities

The Company has not produced any revenues from its principal business or commenced significant commercial operations and is considered an exploration stage company as defined by SEC Guide 7 with reference to Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) topic 915. In the exploration stage, management devotes most of its activities to conducting exploratory programs and developing business plans.

Going Concern Uncertainty

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business. The Company has accumulated a net loss of $16,988,909 since its inception. There is a wording capital deficiency of $404,119 and the Company has no sources of operating revenue. The continuance of the Company is dependent upon its ability to obtain additional financing as needed to pursue new business opportunities and ultimately upon generating profitable operations from its mineral property exploration and development activities. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management has plans to seek additional capital through private placements of its common stock and loans from related parties to fund expenditures for the next year. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue as a going concern.